Goodwill (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill, Impairment Loss	$ 59,440	$ 0	$ 0
Continuing Operations [Member] | Green Energy Products and Services [Member]
Goodwill, Impairment Loss	0	20,560	10,330
Continuing Operations [Member] | Money lending services [Member]
Goodwill, Impairment Loss	3,910	0	0
Discontinued Operations [Member] | Virtual reality technologies
Goodwill, Impairment Loss	0	0	6,010
Discontinued Operations [Member] | Financial technology solutions and services
Goodwill, Impairment Loss	$ 55,530	$ 0	$ 0